Average Annual Total Returns - Class B - DWS Small Cap Index VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 30, 2002	19.09%	12.64%	10.67%	19.96%	13.26%	11.20%